Subsequent Events (unaudited)	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Subsequent Events (unaudited)

15. Subsequent Events (unaudited)

In preparing the unaudited interim financial statements as of June 30, 2021 and for the six months ended June 30, 2021, the Company evaluated the effect subsequent events would have on the financial statements through August 27, 2021, which is the date the unaudited interim financial statements were issued.

In connection with the First Amendment to the Loan and Security Agreement, dated June 30, 2021, by and among Silicon Valley Bank, SVB Innovation Credit Fund VIII, L.P. and Humacyte, Inc., $10.0 million of cash was classified as restricted cash on July 9, 2021, pursuant to the minimum liquidity provision of the agreement.

On August 26, 2021 (the “Closing Date”), the Company consummated the Merger with AHAC, where a subsidiary of AHAC merged with the Company, with the Company surviving the Merger as a wholly-owned subsidiary of AHAC. As a result of the business combination, AHAC was immediately renamed Humacyte, Inc. (“New Humacyte”).

Pursuant to the terms of the business combination agreement, each outstanding share of the Company’s common stock, par value $0.0001 per share, that was outstanding immediately prior to the closing of the Merger (the “Closing) converted into the right to receive 0.26260 shares of New Humacyte’s common stock in exchange for each share of the Company’s common stock held upon the Closing and the contingent right to receive certain Contingent Consideration Shares (as defined below). The preferred stock was converted into the right to receive the aggregate number of shares of New Humacyte’s common stock that would be issued upon conversion of the underlying Company’s common stock, multiplied by 0.26260 , as well as the contingent right to receive certain Contingent Consideration Shares. Each outstanding option and warrant to purchase the Company’s common stock was converted into an option or warrant, as applicable, to purchase a number of shares of New Humacyte common stock equal to the number of shares of the Company’s common stock subject to such option or warrant multiplied by 0.26260. In addition, certain investors purchased an aggregate of 17,500,000 shares of New Humacyte’s common stock (such investors, the “PIPE Investors”) concurrently with the Closing for an aggregate purchase price of $175 million.

Upon the Closing, 2,500,000 Class B shares of AHAC (Founder Shares) automatically converted into shares of New Humacyte, on a one-for-one basis.

In addition, pursuant to the terms of the business combination agreement, (1) warrants to purchase shares of capital stock of the Company were converted into warrants to purchase an aggregate of 287,704 shares of New Humacyte’s common stock and (2) options to purchase shares of common stock of the Company were converted into options to purchase an aggregate of 6,405,130 shares of New Humacyte’s common stock.

Including the $223.5 million in net proceeds from the Merger and the related PIPE Investment received on August 26, 2021 and the cash and cash equivalents on hand, the Company believes its combined cash and cash equivalents will be sufficient to fund operations, including clinical trial expenses and capital expenditure requirements for at least 12 months from August 27, 2021, the issuance date of these interim financial statements.

Subsequent to the Closing Date, eligible former equity holders of the Company may receive up to 15 million additional shares of New Humacyte’s common stock (the “Contingent Consideration Shares”) in the aggregate in two equal tranches of 7.5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $15.00 and $20.00 for any 20 trading days within any 30 consecutive trading day period. At the Closing on August 26, 2021, the Company recorded a liability (“Contingent Consideration Liability”) of $147.7 million, based on the estimated fair value of the 15 million Contingent Consideration Shares with a corresponding reduction of additional paid-in capital in the equity section of the Company’s consolidated balance sheet.